Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.8%
Communication Services - 6.1%
Alphabet, Inc. - Class C *	502	$1,452,582

Consumer Discretionary - 8.1%
Amazon.com, Inc. *	14	46,681
Domino's Pizza, Inc.	462	260,721
Home Depot, Inc.	707	293,412
O'Reilly Automotive, Inc. *	580	409,613
Tesla, Inc. *	648	684,793
Ulta Beauty, Inc. *	532	219,365
		1,914,585
Consumer Staples - 10.1%
Colgate-Palmolive Co.	697	59,482
Costco Wholesale Corp.	2,024	1,149,025
General Mills, Inc.	1,951	131,458
Kroger Co.	4,343	196,564
Sysco Corp.	6,879	540,346
Tyson Foods, Inc. - Class A	2,634	229,579
Walmart, Inc.	577	83,486
		2,389,940
Energy - 1.9%
Chevron Corp.	525	61,609
ConocoPhillips	2,345	169,262
Exxon Mobil Corp.	3,755	229,768
		460,639
Financials - 14.4%
Bank of America Corp.	25,685	1,142,726
Bank of New York Mellon Corp.	4,582	266,123
Berkshire Hathaway, Inc. - Class B *	197	58,903
BlackRock, Inc.	126	115,361
Capital One Financial Corp.	3,825	554,969
Charles Schwab Corp.	1,355	113,955
Chubb Ltd.	247	47,748
Goldman Sachs Group, Inc.	122	46,671
Hartford Financial Services Group, Inc.	2,421	167,146
Travelers Companies, Inc.	722	112,942
W.R. Berkley Corp.	1,985	163,544
Wells Fargo & Co.	13,334	639,765
		3,429,853
Health Care - 10.0%
Abbott Laboratories	1,717	241,651
AbbVie, Inc.	588	79,615
Bio-Techne Corp.	118	61,046
Cerner Corp.	3,088	286,783
Edwards Lifesciences Corp. *	400	51,820
Henry Schein, Inc. *	758	58,768
Hologic, Inc. *	2,719	208,167
Intuitive Surgical, Inc. *	276	99,167
Mettler-Toledo International, Inc. *	40	67,888
Moderna, Inc. *	584	148,324
PerkinElmer, Inc.	320	64,339
Pfizer, Inc.	1,027	60,644
Quest Diagnostics, Inc.	2,700	467,127
UnitedHealth Group, Inc.	972	488,080
		2,383,419
Industrials - 7.9%
3M Co.	380	67,500
Caterpillar, Inc.	677	139,963
Emerson Electric Co.	1,061	98,641
Expeditors International of Washington, Inc.	874	117,370
Illinois Tool Works, Inc.	240	59,232
JB Hunt Transport Services, Inc.	288	58,867
Norfolk Southern Corp.	1,696	504,916
Old Dominion Freight Line, Inc.	195	69,884
Parker-Hannifin Corp.	186	59,170
Stanley Black & Decker, Inc.	316	59,604
Union Pacific Corp.	2,011	506,631
Waste Management, Inc.	830	138,527
		1,880,305
Information Technology # - 34.7%
Accenture plc - Class A	2,577	1,068,295
Adobe, Inc. *	348	197,337
Advanced Micro Devices, Inc. *	1,565	225,204
Analog Devices, Inc.	268	47,106
Apple, Inc.	12,024	2,135,102
Automatic Data Processing, Inc.	951	234,498
CDW Corp.	2,708	554,544
Cognizant Technology Solutions Corp. - Class A	5,747	509,874
Entegris, Inc.	520	72,062
KLA Corp.	215	92,474
Lam Research Corp.	137	98,524
MasterCard, Inc. - Class A	348	125,043
Microsoft Corp.	2,683	902,347
NortonLifeLock, Inc.	3,831	99,529
NVIDIA Corp.	3,894	1,145,264
Texas Instruments, Inc.	2,835	534,312
VeriSign, Inc. *	864	219,300
		8,260,815
Materials - 0.3%
Freeport-McMoRan, Inc.	1,624	67,770

Real Estate - 2.4%
Extra Space Storage, Inc. - REIT	667	151,229
Prologis, Inc. - REIT	2,489	419,048
		570,277
Utilities - 0.9%
Exelon Corp.	3,585	207,070
Total Common Stocks
(Cost $19,690,847)		23,017,255

MONEY MARKET FUND - 16.2%
First American Government Obligations Fund - Class Z, 0.02% ^
Total Money Market Fund
(Cost $3,858,904)	3,858,904	3,858,904

Total Investments - 113.0%
(Cost $23,549,751)		26,876,159
Other Assets and Liabilities, Net - (13.0)%		(3,094,326)
Total Net Assets - 100.0%		$23,781,833

* Non-income producing security.
# As of December 31, 2021, the Fund had a significant portion of its assets invested in the information technology sector. The information technology sector may be more sensitive to short product cycles, competition and more aggressive pricing than the overall market.

REIT - Real Estate Investment Trust
^ The rate shown is the annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2021, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,017,255	$-	$-	$23,017,255
Money Market Fund	3,858,904	-	-	3,858,904
Total Investments	$26,876,159	$-	$-	$26,876,159

Refer to the Schedule of Investments for further information on the classification of investments.